PRIVATE PLACEMENT WARRANTS (Details Narrative) - USD ($)	Feb. 23, 2022	Mar. 31, 2024
Class of Warrant or Right [Line Items]
Share price		$ 10.75
Private Placement Warrants [Member] | Private Placement [Member]
Class of Warrant or Right [Line Items]
Number of warrants	9,763,333
Share price	$ 1.50
Gross proceeds	$ 14,645,000
Number of warrants	1
Exercise price of warrants	$ 11.50